Vessels, Net - Vessel Impairment Losses (Details) - USD ($) $ in Thousands		4 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended		12 Months Ended
	Jan. 09, 2017	Apr. 27, 2018	Jul. 02, 2018	Oct. 02, 2018	Oct. 25, 2018	Nov. 10, 2016	Dec. 04, 2018	Nov. 27, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Vessel impairment losses									$ 44,344	$ 32,677	$ 27,201
Gain / (Loss) on sale of vessel									(53)	(1,260)	0
Refinance of July 2012 Credit Facility
Property Plant And Equipment [Line Items]
Repayment of debt			$ 20,200
July 2012 Credit Facility
Property Plant And Equipment [Line Items]
Repayment of debt						$ 28,052
Navios Gemini S
Property Plant And Equipment [Line Items]
Vessel impairment losses										2,373
Sale price agreed in Memorandum of Agreement								$ 4,078
Navios Apollon
Property Plant And Equipment [Line Items]
Vessel impairment losses											10,008
Sale price agreed in Memorandum of Agreement	$ 4,750
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel held for sale											125,000
Gain / (Loss) on sale of vessel										$ (1,260)
Impairment of Long-Lived Assets to be Disposed of											$ 17,193
Navios Libra II
Property Plant And Equipment [Line Items]
Vessel impairment losses									1,226
Sale price agreed in Memorandum of Agreement					$ 4,559
Navios Felicity
Property Plant And Equipment [Line Items]
Vessel impairment losses									5,258
Sale price agreed in Memorandum of Agreement				$ 4,705
Gain / (Loss) on sale of vessel							$ (53)
YM Unity and YM Utmost
Property Plant And Equipment [Line Items]
Vessel held for sale									67,000
Sale price agreed in Memorandum of Agreement		$ 67,000
Impairment of Long-Lived Assets to be Disposed of									$ 37,860